HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 400	$ 196	$ 713	$ 255
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	343	165	613	218
Gaming and other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	47	25	82	25
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 10	$ 6	$ 18	$ 12